17. FINANCIAL INSTRUMENTS (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Assets for derivative instruments with changes in fair value through income, current	$ 7,656	$ 259,436
Assets for derivative instruments with changes in fair value through income, non-current	0	0
Liabilities for derivative instruments with changes in fair value through income, current	55,759	2,315,741
Liabilities for derivative instruments with changes in fair value through income, non-current	0	0
Non-hedge derivatives
Disclosure of detailed information about financial instruments [line items]
Assets for derivative instruments with changes in fair value through income, current	7,656	259,436
Assets for derivative instruments with changes in fair value through income, non-current	0	0
Liabilities for derivative instruments with changes in fair value through income, current	55,759	2,315,741
Liabilities for derivative instruments with changes in fair value through income, non-current	0	0
Derivative Instruments
Disclosure of detailed information about financial instruments [line items]
Assets for derivative instruments with changes in fair value through income, current	7,656	259,436
Assets for derivative instruments with changes in fair value through income, non-current	0	0
Liabilities for derivative instruments with changes in fair value through income, current	55,759	2,315,741
Liabilities for derivative instruments with changes in fair value through income, non-current	$ 0	$ 0